Quarterly Portfolios of Investments
Harbor ETF Trust
January 31, 2022
Exchange Traded Funds	Exchange	Ticker

Harbor Disruptive Innovation ETF	NYSE Arca, Inc.	INNO
Harbor Scientific Alpha High-Yield ETF	NYSE Arca, Inc.	SIHY
Harbor Scientific Alpha Income ETF	NYSE Arca, Inc.	SIFI

Harbor Disruptive Innovation ETF
Portfolio of Investments—January 31, 2022 (Unaudited)

Value and Cost Amounts in Thousands
COMMON STOCKS—99.1%
Shares		Value
AUTOMOBILES—3.8%
241	Tesla Inc.*	$226
BANKS—0.5%
45	SVB Financial Group*	26
BIOTECHNOLOGY—9.6%
2,300	Akouos Inc.*	15
3,573	Allogene Therapeutics Inc.*	41
613	Arrowhead Pharmaceuticals Inc.*	32
414	Ascendis Pharma AS ADR (Denmark)*,1	50
5,661	Autolus Therapeutics plc ADR (United Kingdom)*,1	23
1,380	Avidity Biosciences Inc.*	23
854	Bicycle Therapeutics plc ADR (United Kingdom)*,1	42
339	Blueprint Medicines Corp.*	26
690	C4 Therapeutics Inc.*	17
4,036	Cabaletta Bio Inc.*	12
377	Fate Therapeutics Inc.*	16
4,541	Freeline Therapeutics Holdings plc ADR (United Kingdom)*,1	6
1,276	Iovance Biotherapeutics Inc.*	21
2,884	Ironwood Pharmaceuticals Inc.*	32
459	Krystal Biotech Inc.*	27
423	Kymera Therapeutics Inc.*	18
6,736	LogicBio Therapeutics Inc.*	10
4,744	Magenta Therapeutics Inc.*	16
6,900	Orchard Therapeutics plc ADR (United Kingdom)*,1	7
3,026	Precision BioSciences Inc.*	14
948	REGENXBIO Inc.*	25
914	Replimune Group Inc.*	18
2,175	Rocket Pharmaceuticals Inc.*	36
10,607	Synlogic Inc.*	22
2,046	TCR[2] Therapeutics Inc.*	7
795	UniQure NV (Netherlands)*	14
		570
BUILDING PRODUCTS—0.8%
516	Trex Co. Inc.*	47
CAPITAL MARKETS—1.3%
407	Coinbase Global Inc.*	77
CONTAINERS & PACKAGING—3.0%
1,808	Ball Corp.	176
ELECTRIC UTILITIES—0.3%
201	NextEra Energy Inc.	16
ENTERTAINMENT—2.0%
104	Netflix Inc.*	45
475	Sea Ltd. ADR (Singapore)*,1	71
		116
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.8%
257	Crown Castle International Corp.	47
HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
69	Dexcom Inc.*	30
58	IDEXX Laboratories Inc.*	29
139	Insulet Corp.*	34
85	Masimo Corp.*	19
293	Tandem Diabetes Care Inc.*	35
68	The Cooper Companies Inc.	27
		174
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—0.5%
198	Amedisys Inc.*	$27
HOTELS, RESTAURANTS & LEISURE—0.7%
29	Chipotle Mexican Grill Inc.*	43
INTERACTIVE MEDIA & SERVICES—8.7%
33	Alphabet Inc. Class A*	89
51	Alphabet Inc. Class C*	138
210	Meta Platforms Inc.*	66
1,821	Tencent Holdings Ltd. ADR (China)[1]	114
1,829	Twitter Inc.*	69
687	ZoomInfo Technologies Inc.*	36
		512
INTERNET & DIRECT MARKETING RETAIL—7.8%
96	Amazon.com Inc.*	287
979	DoorDash Inc.*	111
58	MercadoLibre Inc. (Argentina)*	66
		464
IT SERVICES—10.6%
46	Adyen NV (Netherlands)*,2	93
639	Block Inc.*	78
367	Cloudflare Inc.*	35
57	MongoDB Inc.*	23
253	Okta Inc.*	50
374	PayPal Holdings Inc.*	64
89	Shopify Inc. (Canada)*	86
274	Snowflake Inc.*	76
602	Twilio Inc.*	124
		629
LEISURE PRODUCTS—0.5%
1,140	Peloton Interactive Inc.*	31
LIFE SCIENCES TOOLS & SERVICES—2.5%
42	Bio-Rad Laboratories Inc.*	25
238	ICON plc (Ireland)*	64
53	Lonza Group AG (Switzerland)	36
15	Mettler-Toledo International Inc.*	22
		147
MEDIA—2.0%
3,595	ViacomCBS Inc.	120
PHARMACEUTICALS—1.1%
491	Arvinas Inc.*	35
309	Catalent Inc.*	32
		67
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
1,850	Redfin Corp.*	55
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—15.3%
295	Advanced Micro Devices Inc.*	34
321	Applied Materials Inc.	44
91	ASML Holding NV (Netherlands)	61
356	Lam Research Corp.	210
2,125	Microchip Technology Inc.	165
630	NVIDIA Corp.	154
940	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	115
690	Texas Instruments Inc.	124
		907

Harbor Disruptive Innovation ETF
Portfolio of Investments—Continued

Value and Cost Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—20.4%
330	Atlassian Corp. plc (Australia)*	$107
271	Avalara Inc.*	30
426	Cadence Design Systems Inc.*	65
58	HubSpot Inc.*	28
592	Lightspeed Commerce Inc. (Canada)*	19
892	Microsoft Corp.	277
163	MicroStrategy Inc.*	60
1,862	Sailpoint Technologies Holdings Inc.*	72
721	salesforce.com Inc.*	168
253	ServiceNow Inc.*	148
447	Workday Inc.*	113
354	Zendesk Inc.*	35
393	Zoom Video Communications Inc.*	61
104	Zscaler Inc.*	27
		1,210
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—1.3%
464	Carvana Co.*	$75
WIRELESS TELECOMMUNICATION SERVICES—1.8%
991	T-Mobile US Inc.*	107
TOTAL COMMON STOCKS
(Cost $6,753)		5,869
TOTAL INVESTMENTS—99.1%
(Cost $6,753)		5,869
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		56
TOTAL NET ASSETS—100.0%		$5,925

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of January 31, 2022 or December 1, 2021 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $93 or 2% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—January 31, 2022 (Unaudited)

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—97.9%
Principal Amount		Value
AEROSPACE & DEFENSE—4.0%
	Baytex Energy Corp.
$400	8.750%—04/01/2027[1]	$428
	Bombardier Inc.
400	7.875%—04/15/2027[1]	406
	TransDigm Inc.
100	4.875%—05/01/2029	96
400	5.500%—11/15/2027	403
		499
		1,333
AUTOMOBILES—1.4%
	Ford Motor Credit Co. LLC
500	2.900%—02/10/2029	475
BANKS—1.4%
	UniCredit SpA MTN[2]
400	7.296%—04/02/2034[1,3]	460
BEVERAGES—1.4%
	Primo Water Holdings Inc.
500	4.375%—04/30/2029[1]	478
BUILDING PRODUCTS—2.7%
	Builders FirstSource Inc.
500	4.250%—02/01/2032[1]	490
	James Hardie International Finance DAC
400	5.000%—01/15/2028[1]	411
		901
CHEMICALS—2.1%
	Advanced Drainage Systems Inc.
300	5.000%—09/30/2027[1]	303
	Methanex Corp.
400	5.250%—12/15/2029	405
		708
CONSTRUCTION & ENGINEERING—0.9%
	Picasso Finance Sub Inc.
300	6.125%—06/15/2025[1]	311
CONSUMER FINANCE—4.3%
	Enova International Inc.
198	8.500%—09/15/2025[1]	204
	FirstCash Inc.
400	4.625%—09/01/2028[1]	386
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
400	5.250%—05/15/2027	404
	Navient Corp. MTN[2]
500	5.625%—08/01/2033	449
		1,443
CONTAINERS & PACKAGING—1.4%
	Sealed Air Corp.
400	6.875%—07/15/2033[1]	479
DIVERSIFIED CONSUMER SERVICES—1.5%
	Adtalem Global Education Inc.
500	5.500%—03/01/2028[1]	493
DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
	Frontier Communications Holdings LLC
100	6.750%—05/01/2029[1]	100
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	VMED O2 UK Financing I plc
$500	4.250%—01/31/2031[1]	$464
		564
ELECTRIC UTILITIES—1.4%
	NRG Energy Inc.
500	3.875%—02/15/2032[1]	471
ELECTRICAL EQUIPMENT—0.8%
	Resideo Funding Inc.
300	4.000%—09/01/2029[1]	283
ENERGY EQUIPMENT & SERVICES—1.2%
	Petrofac Ltd.
400	9.750%—11/15/2026[1]	404
ENTERTAINMENT—0.9%
	SeaWorld Parks & Entertainment Inc.
300	5.250%—08/15/2029[1]	293
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.8%
	Bristow Group Inc.
100	6.875%—03/01/2028[1]	101
	Iron Mountain Inc.
400	5.250%—07/15/2030[1]	398
100	5.625%—07/15/2032[1]	101
		499
		600
FOOD & STAPLES RETAILING—2.1%
	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC
300	5.875%—02/15/2028[1]	313
	CDW LLC / CDW Finance Corp.
400	4.250%—04/01/2028	396
		709
FOOD PRODUCTS—1.2%
	Pilgrim's Pride Corp.
400	5.875%—09/30/2027[1]	418
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
	iStar Inc.
400	5.500%—02/15/2026	407
HEALTH CARE PROVIDERS & SERVICES—3.9%
	Acadia Healthcare Co. Inc.
100	5.000%—04/15/2029[1]	99
400	5.500%—07/01/2028[1]	404
		503
	Catalent Pharma Solutions Inc.
400	5.000%—07/15/2027[1]	408
	Tenet Healthcare Corp.
400	6.125%—10/01/2028[1]	402
		1,313
HOTELS, RESTAURANTS & LEISURE—5.0%
	Arrow Bidco LLC
300	9.500%—03/15/2024[1]	304
	Hilton Domestic Operating Co. Inc.
400	5.750%—05/01/2028[1]	423
	New Red Finance Inc.
500	3.875%—01/15/2028[1]	488

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Yum! Brands Inc.
$400	3.625%—03/15/2031	$379
100	4.750%—01/15/2030[1]	103
		482
		1,697
HOUSEHOLD DURABLES—2.0%
	LGI Homes Inc.
300	4.000%—07/15/2029[1]	284
	Tempur Sealy International Inc.
400	4.000%—04/15/2029[1]	384
		668
INTERACTIVE MEDIA & SERVICES—0.9%
	Match Group Inc.
300	5.625%—02/15/2029[1]	312
IT SERVICES—1.5%
	Gartner Inc.
100	3.625%—06/15/2029[1]	97
400	4.500%—07/01/2028[1]	409
		506
LEISURE PRODUCTS—1.3%
	Mattel Inc.
400	5.875%—12/15/2027[1]	426
LIFE SCIENCES TOOLS & SERVICES—2.4%
	Avantor Funding Inc.
400	4.625%—07/15/2028[1]	400
	Charles River Laboratories International Inc.
400	4.250%—05/01/2028[1]	398
		798
MEDIA—4.9%
	CCO Holdings LLC / CCO Holdings Capital Corp.
500	4.250%—01/15/2034[1]	463
	Dish DBS Corp.
500	7.375%—07/01/2028	484
	Sirius XM Radio Inc.
500	4.000%—07/15/2028[1]	485
	Telesat Canada / Telesat LLC
200	5.625%—12/06/2026[1]	169
100	6.500%—10/15/2027[1]	62
		231
		1,663
METALS & MINING—7.3%
	Alcoa Nederland Holding BV
400	6.125%—05/15/2028[1]	426
	Alliance Resource Operating Partners LP
400	7.500%—05/01/2025[1]	406
	Arconic Corp.
400	6.125%—02/15/2028[1]	416
	Eldorado Gold Corp.
400	6.250%—09/01/2029[1]	400
	Freeport-McMoRan Inc.
400	5.000%—09/01/2027	414
	Novelis Corp.
400	4.750%—01/30/2030[1]	398
		2,460
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
	New Residential Investment Corp.
$500	6.250%—10/15/2025[1]	$495
OIL, GAS & CONSUMABLE FUELS—17.8%
	Antero Resources Corp.
350	7.625%—02/01/2029[1]	382
100	8.375%—07/15/2026[1]	112
		494
	Athabasca Oil Corp.
200	9.750%—11/01/2026[1]	200
	California Resources CRP Co.
400	7.125%—02/01/2026[1]	416
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
100	8.125%—01/15/2027[1]	101
	Civitas Resources Inc.
100	5.000%—10/15/2026[1]	100
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
400	6.000%—02/01/2029[1]	404
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
400	7.125%—06/01/2028[1]	406
	Murphy Oil Corp.
300	6.375%—12/01/2042	287
	New Fortress Energy Inc.
400	6.750%—09/15/2025[1]	380
	Northern Oil And Gas Inc.
400	8.125%—03/01/2028[1]	418
	PBF Holding Co. LLC
500	9.250%—05/15/2025[1]	489
	PBF Logistics LP / PBF Logistics Finance Corp.
500	6.875%—05/15/2023	492
	PDC Energy Inc.
400	5.750%—05/15/2026	408
	Range Resources Corp.
400	8.250%—01/15/2029	442
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
400	6.875%—01/15/2029	438
	TransOcean Inc.
100	11.500%—01/30/2027[1]	99
	Western Midstream Operating LP
400	5.750%—02/01/2050	440
		6,014
PERSONAL PRODUCTS—1.2%
	Coty Inc.
400	6.500%—04/15/2026[1]	406
PHARMACEUTICALS—2.0%
	Bausch Health Cos. Inc.
300	7.250%—05/30/2029[1]	270
	Horizon Therapeutics USA Inc.
400	5.500%—08/01/2027[1]	415
		685
PROFESSIONAL SERVICES—1.2%
	Korn Ferry
400	4.625%—12/15/2027[1]	408

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
	Cushman & Wakefield US Borrower LLC
$200	6.750%—05/15/2028[1]	$212
SOFTWARE—2.9%
	Open Text Corp.
500	3.875%—02/15/2028[1]	491
	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
500	3.875%—02/01/2029[1]	471
		962
SPECIALTY RETAIL—3.6%
	Bath & Body Works Inc.
400	6.625%—10/01/2030[1]	430
	Carvana Co.
400	5.875%—10/01/2028[1]	376
	Rent-A-Center Inc.
400	6.375%—02/15/2029[1]	412
		1,218
TEXTILES, APPAREL & LUXURY GOODS—1.3%
	Crocs Inc.
300	4.125%—08/15/2031[1]	268
200	4.250%—03/15/2029[1]	185
		453
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
THRIFTS & MORTGAGE FINANCE—0.9%
	MGIC Investment Corp.
$300	5.250%—08/15/2028	$311
TOBACCO—1.4%
	Vector Group Ltd.
500	5.750%—02/01/2029[1]	463
TRADING COMPANIES & DISTRIBUTORS—0.9%
	Herc Holdings Inc.
100	5.500%—07/15/2027[1]	103
	WESCO Distribution Inc.
200	7.250%—06/15/2028[1]	215
		318
TOTAL CORPORATE BONDS & NOTES
(Cost $34,495)		33,018
TOTAL INVESTMENTS—97.9%
(Cost $34,495)		33,018
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		721
TOTAL NET ASSETS—100.0%		$33,739

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $25,888 or 77% of net assets.

2	MTN after the name of a security stands for Medium Term Note.
3	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Scientific Alpha Income ETF
Portfolio of Investments—January 31, 2022 (Unaudited)

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—88.0%
Principal Amount		Value
AEROSPACE & DEFENSE—3.1%
	BAE Systems Holdings Inc.
$300	3.800%—10/07/2024[1]	$314
	Baytex Energy Corp.
100	8.750%—04/01/2027[1]	107
	Northrop Grumman Corp.
300	3.250%—01/15/2028	312
	TransDigm Inc.
200	4.875%—05/01/2029	192
100	5.500%—11/15/2027	101
		293
		1,026
AUTOMOBILES—1.5%
	Jaguar Land Rover Automotive plc
200	5.500%—07/15/2029[1]	193
200	5.875%—01/15/2028[1]	199
		392
	Winnebago Industries Inc.
100	6.250%—07/15/2028[1]	106
		498
BEVERAGES—3.1%
	Keurig Dr Pepper Inc.
200	4.597%—05/25/2028	222
	L3Harris Technologies Inc.
300	4.400%—06/15/2028	330
	Pernod Ricard International Finance LLC
300	1.250%—04/01/2028[1]	278
	Primo Water Holdings Inc.
200	4.375%—04/30/2029[1]	191
		1,021
BIOTECHNOLOGY—0.7%
	Abbvie Inc.
200	4.250%—11/14/2028	219
BUILDING PRODUCTS—2.1%
	Builders FirstSource Inc.
300	4.250%—02/01/2032[1]	294
	Carlisle Cos. Inc.
200	3.750%—12/01/2027	212
	James Hardie International Finance DAC
200	5.000%—01/15/2028[1]	205
		711
CHEMICALS—2.6%
	Element Solutions Inc.
200	3.875%—09/01/2028[1]	192
	HB Fuller Co.
100	4.250%—10/15/2028	100
	Ingevity Corp.
200	3.875%—11/01/2028[1]	190
	Minerals Technologies Inc.
100	5.000%—07/01/2028[1]	101
	Valvoline Inc.
100	3.625%—06/15/2031[1]	92
200	4.250%—02/15/2030[1]	193
		285
		868
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—0.6%
	CoreCivic Inc.
$200	8.250%—04/15/2026	$209
COMMUNICATIONS EQUIPMENT—1.6%
	Motorola Solutions Inc.
200	4.600%—02/23/2028	221
	Republic Services Inc.
300	3.950%—05/15/2028	325
		546
CONSTRUCTION & ENGINEERING—0.9%
	TopBuild Corp.
100	4.125%—02/15/2032[1]	97
	VM Consolidated Inc.
100	5.500%—04/15/2029[1]	100
	Williams Scotsman International Inc.
100	4.625%—08/15/2028[1]	101
		298
CONTAINERS & PACKAGING—4.0%
	Amcor Finance USA Inc.
300	3.625%—04/28/2026	316
	Ball Corp.
300	2.875%—08/15/2030	279
	Berry Global Inc.
300	4.875%—07/15/2026[1]	308
	Graphic Packaging International LLC
200	3.500%—03/15/2028-03/01/2029[1]	191
	Sealed Air Corp.
100	4.000%—12/01/2027[1]	100
100	6.875%—07/15/2033[1]	120
		220
		1,314
DIVERSIFIED CONSUMER SERVICES—1.2%
	Carriage Services Inc.
100	4.250%—05/15/2029[1]	98
	Service Corp. International
100	3.375%—08/15/2030	93
200	4.000%—05/15/2031	194
		287
		385
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
	Switch Ltd.
200	3.750%—09/15/2028[1]	191
	VMED O2 UK Financing I plc
300	4.250%—01/31/2031[1]	279
		470
ELECTRIC UTILITIES—0.6%
	Nextera Energy Operating Partners LP
200	4.500%—09/15/2027[1]	203
ELECTRICAL EQUIPMENT—0.9%
	Sensata Technologies BV
300	4.000%—04/15/2029[1]	297
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
	Atkore Inc.
100	4.250%—06/01/2031[1]	99

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—1.6%
	Petrofac Ltd.
$200	9.750%—11/15/2026[1]	$202
	Trimble Inc.
300	4.900%—06/15/2028	332
		534
ENTERTAINMENT—0.7%
	Netflix Inc.
200	5.875%—11/15/2028	232
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.0%
	American Tower Corp.
300	2.750%—01/15/2027	303
	Bristow Group Inc.
100	6.875%—03/01/2028[1]	101
	Iron Mountain Inc.
300	5.250%—07/15/2030[1]	298
	SBA Communications Corp.
300	3.125%—02/01/2029	280
		982
FOOD & STAPLES RETAILING—0.3%
	CDW LLC / CDW Finance Corp.
100	3.250%—02/15/2029	95
FOOD PRODUCTS—1.0%
	Tyson Foods Inc.
300	4.000%—03/01/2026	319
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
	Baxter International Inc.
300	2.272%—12/01/2028[1]	294
	DH Europe Finance II Sarl
300	2.200%—11/15/2024	303
	Hologic Inc.
300	3.250%—02/15/2029[1]	285
	Stryker Corp.
300	1.150%—06/15/2025	292
		1,174
HEALTH CARE PROVIDERS & SERVICES—4.9%
	Acadia Healthcare Co. Inc.
100	5.000%—04/15/2029[1]	99
	AMN Healthcare Inc.
100	4.625%—10/01/2027[1]	101
	Catalent Pharma Solutions Inc.
200	3.125%—02/15/2029[1]	187
	Encompass Health Corp.
200	4.750%—02/01/2030	198
	HCA Inc.
300	4.500%—02/15/2027	323
	Laboratory Corp. of America Holdings
300	3.600%—09/01/2027	317
	ModivCare Inc.
100	5.000%—10/01/2029[1]	97
	Molina Healthcare Inc.
200	3.875%—11/15/2030[1]	198
	Teleflex Inc.
100	4.250%—06/01/2028[1]	100
		1,620
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—4.6%
	DaVita Inc.
$300	4.625%—06/01/2030[1]	$292
	GLP Financing II Inc.
300	5.375%—04/15/2026	325
	Hilton Domestic Operating Co. Inc.
300	4.000%—05/01/2031[1]	295
	Hilton Grand Vacations Borrower Escrow LLC
300	5.000%—06/01/2029[1]	299
	Yum! Brands Inc.
100	4.625%—01/31/2032	100
200	4.750%—01/15/2030[1]	206
		306
		1,517
HOUSEHOLD DURABLES—1.8%
	Churchill Downs Inc.
200	4.750%—01/15/2028[1]	201
	Installed Building Products Inc.
100	5.750%—02/01/2028[1]	103
	Tempur Sealy International Inc.
200	4.000%—04/15/2029[1]	192
	TopBuild Corp.
100	3.625%—03/15/2029[1]	97
		593
INTERACTIVE MEDIA & SERVICES—0.6%
	Match Group Inc.
100	4.625%—06/01/2028[1]	99
100	5.625%—02/15/2029[1]	104
		203
IT SERVICES—1.5%
	Booz Allen Hamilton Inc.
200	3.875%—09/01/2028[1]	197
	Gartner Inc.
200	3.625%—06/15/2029[1]	194
100	4.500%—07/01/2028[1]	102
		296
		493
LIFE SCIENCES TOOLS & SERVICES—2.4%
	Avantor Funding Inc.
300	4.625%—07/15/2028[1]	300
	Charles River Laboratories International Inc.
100	3.750%—03/15/2029[1]	96
100	4.000%—03/15/2031[1]	96
100	4.250%—05/01/2028[1]	100
		292
	Syneos Health Inc.
200	3.625%—01/15/2029[1]	190
		782
MACHINERY—3.1%
	ATS Automation Tooling Systems Inc.
100	4.125%—12/15/2028[1]	99
	nVent Finance Sarl
300	4.550%—04/15/2028	326
	Westinghouse Air Brake Technologies Corp.
300	4.400%—03/15/2024	315

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MACHINERY—Continued
	Xylem Inc.
$300	1.950%—01/30/2028	$292
		1,032
MEDIA—2.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
300	4.500%—06/01/2033[1]	286
	Lamar Media Corp.
100	4.875%—01/15/2029	102
	Sirius XM Radio Inc.
300	4.000%—07/15/2028[1]	291
	Telesat Canada / Telesat LLC
100	4.875%—06/01/2027[1]	81
100	5.625%—12/06/2026[1]	85
100	6.500%—10/15/2027[1]	61
		227
		906
METALS & MINING—3.7%
	Alcoa Nederland Holding BV
200	5.500%—12/15/2027[1]	211
	Alliance Resource Operating Partners LP
100	7.500%—05/01/2025[1]	101
	Arconic Corp.
300	6.125%—02/15/2028[1]	312
	Compass Minerals International Inc.
100	6.750%—12/01/2027[1]	105
	FMG Resources August 2006 Pty Ltd.
200	4.375%—04/01/2031[1]	201
	Novelis Corp.
300	4.750%—01/30/2030[1]	299
		1,229
OIL, GAS & CONSUMABLE FUELS—9.1%
	Antero Resources Corp.
175	7.625%—02/01/2029[1]	191
100	8.375%—07/15/2026[1]	112
		303
	Brooklyn Union Gas Co.
300	3.407%—03/10/2026[1]	311
	California Resources CRP Co.
200	7.125%—02/01/2026[1]	208
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
100	8.125%—01/15/2027[1]	100
	Civitas Resources Inc.
100	5.000%—10/15/2026[1]	100
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
100	7.125%—06/01/2028[1]	102
	Matador Resources Co.
300	5.875%—09/15/2026	304
	Murphy Oil USA Inc.
200	3.750%—02/15/2031[1]	189
	Parkland Corp.
200	4.500%—10/01/2029[1]	193
	PBF Holding Co. LLC
300	9.250%—05/15/2025[1]	294
	PDC Energy Inc.
200	5.750%—05/15/2026	204
	Range Resources Corp.
150	4.750%—02/15/2030[1]	150
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
$240	5.500%—03/01/2030	$254
	Western Midstream Operating LP
300	4.550%—02/01/2030	313
		3,025
PERSONAL PRODUCTS—0.6%
	HLF Financing Sarl LLC / Herbalife International Inc.
200	4.875%—06/01/2029[1]	190
PHARMACEUTICALS—2.2%
	Horizon Therapeutics USA Inc.
200	5.500%—08/01/2027[1]	207
	Prestige Brands Inc.
200	3.750%—04/01/2031[1]	182
	Zoetis Inc.
300	3.900%—08/20/2028	324
		713
PROFESSIONAL SERVICES—2.5%
	IHS Markit Ltd.
300	4.750%—02/15/2025[1]	323
	Korn Ferry
100	4.625%—12/15/2027[1]	102
	McDonald's Corp. MTN[2]
300	3.700%—01/30/2026	318
	TriNet Group Inc.
100	3.500%—03/01/2029[1]	95
		838
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
	Cushman & Wakefield US Borrower LLC
200	6.750%—05/15/2028[1]	211
	Kennedy-Wilson Inc.
200	4.750%—02/01/2030	197
		408
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
	Broadcom Inc.
300	1.950%—02/15/2028[1]	287
	Entegris Inc.
100	4.375%—04/15/2028[1]	99
	Marvell Technology Inc.
300	2.450%—04/15/2028	295
	ON Semiconductor Corp.
200	3.875%—09/01/2028[1]	199
	Synaptics Inc.
100	4.000%—06/15/2029[1]	98
		978
SOFTWARE—3.9%
	Black Knight InfoServ LLC
300	3.625%—09/01/2028[1]	288
	Citrix Systems Inc.
300	4.500%—12/01/2027	308
	Open Text Corp.
300	3.875%—02/15/2028[1]	295
	Oracle Corp.
300	2.300%—03/25/2028	290
	PTC Inc.
100	4.000%—02/15/2028[1]	99
		1,280

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

Principal, Value and Cost Amounts in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SPECIALTY RETAIL—2.6%
	Bath & Body Works Inc.
$200	6.625%—10/01/2030[1]	$215
100	7.500%—06/15/2029	109
		324
	O'Reilly Automotive Inc.
300	3.600%—09/01/2027	317
	Rent-A-Center Inc.
200	6.375%—02/15/2029[1]	206
		847
TEXTILES, APPAREL & LUXURY GOODS—0.5%
	Crocs Inc.
100	4.125%—08/15/2031[1]	90
100	4.250%—03/15/2029[1]	92
		182
TOBACCO—1.7%
	BAT Capital Corp.
300	2.259%—03/25/2028	285
	Vector Group Ltd.
300	5.750%—02/01/2029[1]	278
		563
TRADING COMPANIES & DISTRIBUTORS—0.7%
	Ferguson Finance plc
200	4.500%—10/24/2028[1]	221
TOTAL CORPORATE BONDS & NOTES
(Cost $30,386)		29,120

FOREIGN GOVERNMENT OBLIGATIONS—7.5%
	Bahrain Government International Bond
200	7.000%—01/26/2026[1]	217
FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	Brazilian Government International Bond
$200	4.625%—01/13/2028	$205
	Dominican Republic International Bond
200	5.950%—01/25/2027[1]	219
	Egypt Government International Bond MTN[2]
200	5.875%—02/16/2031	170
	Hungary Government International Bond
200	5.375%—03/25/2024	215
	Indonesia Government International Bond
200	3.500%—01/11/2028	210
	Mexico Government International Bond
200	3.750%—01/11/2028	211
	Oman Government International Bond
200	4.750%—06/15/2026[1]	205
	Panama Government International Bond
200	3.875%—03/17/2028	211
	Philippine Government International Bond
200	4.200%—01/21/2024	211
	Republic of Italy Government International Bond
200	2.375%—10/17/2024	203
	Russian Foreign Bond - Eurobond
200	4.250%—06/23/2027[1]	201
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,593)		2,478
TOTAL INVESTMENTS—95.5%
(Cost $32,979)		31,598
CASH AND OTHER ASSETS, LESS LIABILITIES—4.5%		1,479
TOTAL NET ASSETS—100.0%		$33,077

FUTURES CONTRACTS
Description	Number of Contracts	Expiration Date	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 10 year (Short)	1	03/22/2022	$ 128	$ —
CREDIT DEFAULT SWAP AGREEMENTS
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Payment Frequency	Notional Amount[d] (000s)	Value[e] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 37	Sell	1.000%	12/20/2026	0.602%	Quarterly	$ 3,100	$61	$69	$(8)

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
As of January 31, 2022, the investment in U.S. Treasury Note Futures 10 year (as disclosed in the preceding Futures Contracts schedule ) was classified as Level 1 and all other investments were classified as Level 2. There were no Level 3 investments as of January 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2022, the aggregate value of these securities was $18,665 or 57% of net assets.

2	MTN after the name of a security stands for Medium Term Note.
a
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c
Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. As of January 31, 2022, the maximum exposure to loss of the notional value as the seller of credit default swaps outstanding was $3,100.

e
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor ETF Trust
Notes to Portfolios of Investments—January 31, 2022 (Unaudited)

Note 1—Organizational Matters
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2022, the Trust consists of three separate portfolios. The portfolios covered by this report are: Harbor Disruptive Innovation ETF, Harbor Scientific Alpha High-Yield ETF, and Harbor Scientific Alpha Income ETF (individually or collectively referred to as a “Fund” or the “Funds," respectively). The shares of each fund are listed and traded on NYSE Arca, Inc. Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
  Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.

Harbor ETF Trust
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Centrally cleared swaps derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These derivative instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. The value of these instruments can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Centrally cleared swaps are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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For more information
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
484-320-6239
Shareholder Inquiries
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.[ ]